Commitments	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Commitments [Text Block]
Note 10	Commitments

a)	Share Purchase Warrants

A summary of the Company’s share purchase warrants outstanding is presented below:

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Issued	6,448,966	$0.75
Balance, September 30, 2013	9,149,479	$0.75
Expired	(2,700,513)	$0.75
Issued	68,286,666	$0.36
Balance, March 31, 2014	74,735,632	$0.40

At March 31, 2014, the Company had 74,735,632 share purchase warrants outstanding as follows:

Number	Exercise Price	Expiry Date
6,448,966	$0.75	July 5, 2018
500,000	$0.75	February 14, 2019
120,000	$1.00	February 24, 2019
33,833,333	$0.30	March 13, 2019
33,833,333	$0.42	March 13, 2019
74,735,632

All of the 6,448,966 warrants expiring on July 5, 2018 and the 500,000 warrants expiring February 14, 2019 contain a contingent call provision whereby the Company may have the option to call for cancellation of all or any portion of the warrants for consideration equal to $0.001 per share, provided the quoted market price of the Company’s common stock exceeds $1.50 for a period of twenty consecutive trading days, subject to certain minimum volume restrictions and other restrictions as provided in the warrant agreements.

b)	Stock–based Compensation Plan

In April, 2007, the Company adopted a stock option plan which provides for the granting of stock options to selected directors, officers, employees or consultants in an aggregate amount of up to 3,000,000 common shares of the Company and, in any case, the number of shares to be issued to any one individual pursuant to the exercise of options shall not exceed 10% of the issued and outstanding share capital. The granting of stock options, exercise prices and terms are determined by the Company's Board of Directors. If no vesting schedule is specified by the Board of Directors on the grant of options, then the options shall vest over a 4 -year period with 25% of the options granted vesting each year commencing 1 year from the grant date. For stockholders who have greater than 10% of the outstanding common shares of the Company and who have granted options, the exercise price of their options shall not be less than 110% of the fair of the stock on grant date. Otherwise, options granted shall have an exercise price equal to their fair value on grant date.

On February 2, 2011, the Company amended and restated the 2007 stock option plan to increase the number of options authorized to 4,000,000.

A summary of the status of Company’s outstanding stock purchase options for the year ended March 31, 2014 is presented below:

		Weighted
		Average	Weighted Average
	Number of	Exercise	Grant Date fair
	Shares	Price	value
Outstanding at September 30, 2012	1,775,000	$2.94
Expired	(550,000)	$3.86
Forfeited	(150,000)	$3.72
Granted	2,000,000	$0.40	$0.50
Outstanding at September 30, 2013	3,075,000	$1.26
Expired	(505,000)	$2.50
Outstanding at March 31, 2014	2,570,000	$1.02
Exercisable at March 31, 2014	2,300,000	$0.79
Exercisable at September 30, 2013	2,305,000	$0.79

At March 31, 2014, the following stock options were outstanding:

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
150,000	(1)	150,000	$3.10	June 30, 2014	-	0.25
50,000	(2)	50,000	$3.50	June 30, 2014	-	0.25
100,000	(3)	100,000	$3.67	March 30, 2016	-	2.00
270,000	(4)	-	$3.00	February 8, 2017	-	2.86
2,000,000	(5)	2,000,000	$0.40	July 5, 2023	-	9.27
2,570,000		2,300,000			-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted market price of the Company’s stock for the options that were in-the-money at March 31, 2014.

(1)

As of March 31, 2014 and September 30, 2013, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the six months ended March 31, 2014 (2013: $Nil).

(2)	As of March 31, 2014 and September 30, 2013, these options had fully vested. The Company did not recognize any stock-based compensation during the six months ended March 31, 2014 (2013: $nil).

(3)

As of March 31, 2014 and September 30, 2013, these options had fully vested. The fair value of these options at issuance was calculated to be $267,000. The Company did not recognize any stock-based compensation during the six months ended March 31, 2014 (2013: $Nil).

(4)

As of March 31, 2014 and September 30, 2013, these options had not vested. The options vest upon one or more compounds: entering Phase II trial – 90,000 options; entering Phase III trial – 90,000 options; and receiving FDA approval – 90,000 options. No stock-based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

(5)

As of March 31, 2014 and September 30, 2013 these options had fully vested. These options were granted during the year ended September 30, 2013 and vested immediately upon granting. The Company recognized stock based compensation expense of $Nil during the six months ended March 31, 2014 (2013: $Nil) in connection with these options.

During the six months ended March 31, 2014, 505,000 options expired for which the Company had recognized stock-based compensation of $Nil (2013: $Nil) during the six months ended March 31, 2014.

At March 31, 2014, the following summarizes the unvested stock options:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Grant-Date
	Shares	Price	Fair Value
Unvested options at September 30, 2012	870,000	$2.81	$1.82
Granted	2,000,000	$0.40	$0.50
Expired	(100,000)	$3.86	$2.49
Vested	(2,000,000)	$0.40	$0.50
Unvested options at September 30, 2013	770,000	$2.68	$1.74
Expired	(500,000)	$2.50	$1.48
Unvested options at March 31, 2014	270,000	$3.00	$2.21

As of March 31, 2014, there was no unrecognized compensation cost associated with unvested share-based compensation awards that will become vested exclusive of achieving any performance milestones that is expected to be recognized in the current fiscal year. There has been no stock-based compensation recognized in the financial statements for the six months ended March 31, 2014 (2013: $nil) for options that will vest upon the achievement of performance milestones because the Company has determined that satisfaction of the performance milestones was not probable. Compensation relating to stock options exercisable upon achieving performance milestones will be recognized in the period the milestones are achieved.

Note 9	Commitments

a)	Share Purchase Warrants

A summary of the Company’s share purchase warrants outstanding is presented below:

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$0.93
Balance, September 30, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Issued	6,448,966	$0.75
Balance, September 30, 2013	9,149,479	$0.75

At September 30, 2013, the Company has 9,149,479 currently exercisable share purchase warrants outstanding as follows:

Number	Exercise Price	Expiry Date
2,700,513	$0.75	November 30, 2013
6,448,966	$0.75	July 5, 2018
9,149,479

During the year ended September 30, 2012, the exercise price and expiry of 200,000 warrants exercisable at $3.50 and expiring January 5, 2012 were modified and extended such that these warrants were exercisable at $1.50 until January 5, 2013. The fair value of this modification was determined to be $80,200 and was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.11%, expected life: 1.0 year, annualized volatility: 79.46%, dividend rate: 0%.

b)	Stock–based Compensation Plan

In April, 2007, the Company adopted a stock option plan which provides for the granting of stock options to selected directors, officers, employees or consultants in an aggregate amount of up to 3,000,000 common shares of the Company and, in any case, the number of shares to be issued to any one individual pursuant to the exercise of options shall not exceed 10% of the issued and outstanding share capital. The granting of stock options, exercise prices and terms are determined by the Company's Board of Directors. If no vesting schedule is specified by the Board of Directors on the grant of options, then the options shall vest over a 4 -year period with 25% of the options granted vesting each year commencing 1 year from the grant date. For stockholders who have greater than 10% of the outstanding common shares of the Company and who have granted options, the exercise price of their options shall not be less than 110% of the fair of the stock on grant date. Otherwise, options granted shall have an exercise price equal to their fair value on grant date.

On February 2, 2011, the Company amended and restated the 2007 stock option plan to increase the number of options authorized to 4,000,000.

A summary of the status of Company’s outstanding stock purchase options for the year ended September 30, 2013 is presented below:

		Weighted	Weighted
	Number of	Average	Average Grant
	Shares	Exercise Price	Date fair value
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Expired	(550,000)	$3.86
Forfeited	(150,000)	$3.72
Granted	2,000,000	$0.40	$0.50
Outstanding at September 30, 2013	3,075,000	$1.26
Exercisable at September 30, 2013	2,305,000	$0.79
Exercisable at September 30, 2012	905,000	$2.81

At September 30, 2013, the following stock options were outstanding:

Number of Shares				Aggregate	Remaining
	Number	Exercise		Intrinsic	Contractual
Total	Vested	Price	Expiry Date	Value	Life (yrs)
150,000 (1)	150,000	$3.10	June 30, 2014	-	0.75
500,000 (2)	-	$2.50	October 19, 2013	-	0.05
5,000 (3)	5,000	$2.50	March 2, 2014	-	0.42
50,000 (4)	50,000	$3.50	June 30, 2014	-	0.75
100,000 (5)	100,000	$3.67	March 30, 2016	-	2.50
270,000 (6)	-	$3.00	February 8, 2017	-	3.36
2,000,000 (7)	2,000,000	$0.40	July 5, 2023	500,000	9.77
3,075,000	2,305,000			500,000

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted market price of the Company’s stock for the options that were in-the-money at September 30, 2013.

(1)

As at September 30, 2013 and 2012, these options had fully vested. During the year ended September 30, 2012, the expiry of these options was extended from June 3, 2013 to June 30, 2014. The fair value of this modification was determined to be $18,600 and was determined using the Black Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.31%, expected life: 2.0 years, annualized volatility: 84.74%, dividend rate: 0%. The Company did not recognize any stock-based compensation for these options during the year ended September 30, 2013 (2012: $18,600).

(2)

As at September 30, 2013 and 2012, none of these options have vested. The options vest as to 100,000 per compound entered into a phase II trial. The fair value of these options was calculated to be $740,000, which the Company has not yet recognized in the financial statements as the performance conditions have not yet been met.

(3)	As at September 30, 2013 and 2012, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the year ended September 30, 2013 (2012: $nil).

(4)

As at September 30, 2013 and 2012, these options had fully vested. The Company did not recognize any stock-based compensation during the year ended September 30, 2013 (2012: $nil). During the year ended September 30, 2012, the expiry of these options was shortened from June 29, 2015 to June 30, 2014. The Company did not recognize any stock based compensation expense in connection with this modification because the fair value of the modified options was less than the fair value of the options under the old terms.

(5)

As at September 30, 2013 and 2012, these options had fully vested. The fair value of these options at issuance was calculated to be $267,000. The Company did not recognize any stock-based compensation during the year ended September 30, 2013 (2012: $6,500).

(6)

As at September 30, 2013 and 2012, these options had not vested. The options vest upon one or more compounds: entering Phase II trial – 90,000 options; entering Phase III trial – 90,000 options; and receiving FDA approval – 90,000 options. No stock-based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

(7)

As at September 30, 2013 these options had fully vested (2012: None of these options had vested). These options were granted during the year ended September 30, 2013 and vested immediately upon granting. The Company recognized stock based compensation expense of $1,002,500 (2012: $Nil) during the year ended September 30, 2013 in connection with these options.

During the year ended September 30, 2013, 150,000 options were forfeited for which the Company had recognized stock-based compensation of $Nil (2012: $163,415) during the year ended September 30, 2013.

During the year ended September 30, 2012, 1,100,000 options were forfeited for which the Company had recognized stock-based compensation of $33,493 during the year ended September 30, 2012.

The fair value of stock options granted has been determined using the Black-Scholes option pricing model using the following weighted average assumptions applied to stock options granted during the periods:

	2013	2012
Risk-free interest rate	2.73%	0.83% - 2.19%
Expected life of options	10.0 years	4.25 - 5.0 years
Annualized volatility	71.39%	57.87% - 95.25%
Dividend rate	0.00%	0.00%

At September 30, 2013, the following summarizes the unvested stock options:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Grant-Date
	Shares	Price	Fair Value
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82
Granted	2,000,000	$0.40	$0.50
Expired	(100,000)	$3.86	$2.49
Vested	(2,000,000)	$0.40	$0.50
Unvested options at September 30, 2013	770,000	$2.68	$1.74

As at September 30, 2013, there was no unrecognized compensation cost associated with unvested share-based compensation awards that will become vested exclusive of achieving any performance milestones that is expected to be recognized in the current fiscal year. There has been no stock-based compensation recognized in the financial statements for the year ended September 30, 2013 (2012: $nil) for options that will vest upon the achievement of performance milestones because the Company has determined that satisfaction of the performance milestones was not probable. Compensation relating to stock options exercisable upon achieving performance milestones will be recognized in the period the milestones are achieved.

Stock-based compensation amounts, including those relating to shares issued for services during the years ended September 30, 2013 and 2012, are classified in the Company’s Statement of Operations as follows:

	2013	2012
Consulting fees	$-	$312,903
Research and development	-	80,200
Salaries and wages	1,002,500	-
	$1,002,500	$393,103